Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Incentive Compensation Recoupment Policy

In accordance with NYSE listing standards implementing Rule 10D-1 under the Exchange Act (“Rule 10D-1”), the Company adopted its Incentive Compensation Recoupment Policy effective as of October 11, 2023 (the “Clawback Policy”), which replaced its prior Incentive Compensation Recoupment Policy in its entirety. The Clawback Policy applies to current and former executive officers of the Company (as defined in Rule 10D-1), including the NEOs, and will be administered by the Compensation Committee. In the event the Company is required to prepare an accounting restatement to correct material noncompliance with any financial reporting requirement under U.S. federal securities laws, including restatements that correct an error in previously issued financial statements that is material to the previously issued financial statements or that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period (each, a “Restatement”), it is the Company’s policy to recover the portion of incentive-based compensation received by its former and current executive officers on or after October 2, 2023 that would not have been paid had the Restatement been used in the determination of such incentive-based compensation. The recovery of such incentive-based compensation applies regardless of whether an executive officer engaged in misconduct or otherwise caused or contributed to the requirement for a restatement, and has a three-year lookback period. The Clawback Policy is filed as an exhibit to our Annual Report on Form 10-K for the year ended December 31, 2025.